Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Successor
Revenue:
SG Block sales	$ 519,958		$ 547,827
Engineering services	84,635		320,339
Project management
Total revenue	604,593		868,166
Cost of revenue:
SG Block sales	394,166		460,941
Engineering services	57,198		289,545
Project management
Total cost revenue	451,364		750,486
Gross profit	153,229		117,680
Operating expenses:
Payroll and related expenses	343,048		493,844
General and administrative expenses	393,941		555,806
Marketing and business development expense	28,568		85,488
Pre-project expenses	9,139		30,150
Total	774,696		1,165,288
Operating loss	(621,467)		(1,047,608)
Other income (expense):
Interest expense	(165,194)		(267,717)
Interest income	4		7
Change in fair value of financial instruments	96,327		119,510
Total	(68,863)		(148,200)
Net loss before reorganization items	(690,330)		(1,195,808)
Reorganization items:
Legal and professional fees			(110,768)
Gain on reorganization
Total			(110,768)
Net loss	$ (690,330)		$ (1,306,576)
Net loss per share - basic and diluted:
Basic and diluted	$ (4.22)		$ (7.97)
Weighted average shares outstanding:
Basic and diluted	163,901		163,786
Predecessor
Revenue:
SG Block sales		$ 202,524		$ 1,004,216	$ 2,320,630
Engineering services		25,222		52,007	65,154
Project management					20,000
Total revenue		227,746		1,056,223	2,405,784
Cost of revenue:
SG Block sales		151,228		816,076	1,832,086
Engineering services		22,001		43,898	48,776
Project management					17,000
Total cost revenue		173,229		859,974	1,897,862
Gross profit		54,517		196,249	507,922
Operating expenses:
Payroll and related expenses		166,936		367,254	1,003,699
General and administrative expenses		124,820		557,069	790,611
Marketing and business development expense		9,852		22,729	123,852
Pre-project expenses		4,178		26,411	35,082
Total		305,786		973,463	1,953,244
Operating loss		(251,269)		(777,214)	(1,445,322)
Other income (expense):
Interest expense		(163,764)		(429,017)	(1,944,487)
Interest income		3		8	22
Change in fair value of financial instruments					646,671
Total		(163,761)		(429,009)	(1,297,794)
Net loss before reorganization items		(415,030)		(1,206,223)	(2,743,116)
Reorganization items:
Legal and professional fees		(91,654)		(171,893)
Gain on reorganization				713,379
Total				541,486
Net loss		$ (506,684)		$ (664,737)	$ (2,743,116)
Net loss per share - basic and diluted:
Basic and diluted		$ (0.02)		$ (0.01)	$ (0.06)
Weighted average shares outstanding:
Basic and diluted		42,918,927		42,918,927	42,918,927